Personnel expenses	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Personnel expenses	Personnel expenses

	2022	2021	2020
Salaries	(320,097)	(204,042)	(117,622)
Remuneration of the executive board and the board of directors	(29,023)	(22,794)	(15,893)
Social security charges	(119,746)	(80,908)	(37,128)
Profit sharing	(27,262)	(24,014)	(2,685)
Expenses for vacation and thirteenth salary	(62,340)	(45,677)	(21,480)
Benefits, included share based payment	(173,831)	(62,505)	(32,150)
Other personnel expenses	(1,306)	(3,388)	(2,138)
Total	(733,605)	(443,328)	(229,096)